SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

June 29, 2011

VIA EDGAR

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 125 to the Registration Statement

on Form N-1A of BlackRock Funds III (the “Trust”)

Dear Mr. Ganley:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 125 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock ACWI Ex-U.S. Index Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on June 29, 2011.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on June 17, 2011 regarding the Trust’s Post-Effective Amendment No. 108 to its Registration Statement filed with the Commission on April 15, 2011 for the purpose of registering a new series of the Trust. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with

June 29, 2011

representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectuses (Investor A and Institutional Shares; Class K Shares) (page references are to the prospectus for Investor A and Institutional Shares)

Comment 1: Footnote 3 to the Fee Table includes brackets. Please be sure the waiver described expires one year after the effective date of the Registration Statement.

Response: The date has been filled in and is at least one year after the effective date of the Amendment.

Comment 2: In the “Fund Overview – Principal Investment Strategies of the Fund” section on pages 3-4, it is suggested that the description and characteristics of the MSCI ACWI Ex-U.S. Index be expanded to include, for example, that the countries included are in both emerging and developing markets and the market capitalization range of companies in the index.

Response: The requested information has been added.

Comment 3: In the “Fund Overview – Principal Investment Strategies of the Fund” section, it states the Fund will invest substantially in equity securities, which include common stock, preferred stock, securities convertible into common stock and securities or instruments whose price is linked to the value of common stock. The index is presumably comprised of common stocks. Please revise or explain.

Response: As stated in the prospectus, the Fund will be at least 80% invested in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the index. This provides the Fund with flexibility and does not limit the Fund to investing solely in the common stocks that are included in the index.

Comment 4: The prospectus states that “The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the MSCI ACWI ex-U.S. Index is concentrated.” Please consider whether concentration is appropriately included as a principal strategy and risk. If the index is concentrated in a particular sector or industry group, that information should be disclosed to investors. Mr. Ganley noted that the investment of the index in financials is very close to 25%.

Response: Because concentration in an industry is defined as an investment of 25% or more of the Fund’s assets, the Fund believes it is appropriate to include concentration as a principal strategy and risk.

June 29, 2011

Comment 5: Under “Principal Investment Strategies”, it states that the Fund may lend up to 33 1/3% of its assets. Please explain why lending up to 33 1/3% of its assets is consistent with an index fund. Why is this a principal strategy?

Response: The Fund believes that including securities lending as a principal strategy is appropriate. The Fund is permitted to lend up to one-third of its assets and this qualifies securities lending as a principal strategy. The Fund also notes that securities lending by index funds is a customary strategy and not unique to the Fund.

Comment 6: In “Details about the Fund – How the Fund Invests – Investment Goal”, the list of countries included in the index as of September 30, 2010 is provided. The Staff asks whether this list can be updated or whether September 30, 2010 is the most recent rebalance date at which the list of countries is fixed?

Response: September 30, 2010 is the most recent rebalance date.

Comment 7: The prospectus states that the Fund is non-diversified. Why is that the case for an index fund?

Response: A “non-diversified fund” is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the MSCI ACWI ex-U.S. Index and, consequently, the Fund’s investment portfolio.

Comment 8: On page 21 of the prospectus, in the second paragraph of the section entitled “Short-Term Trading Policy”, it states that “A similar risk exists for funds that invest in securities of small capitalization companies … or high yield securities (“junk bonds”) …” and does not appear tailored to the Fund as required by Form N-1A. Please revise.

Response: The Fund respectfully declines to make the suggested revisions. The short-term trading policy described in the prospectus is a complex-wide policy applicable to all funds in the BlackRock fund complex. The disclosure regarding the policy has been developed to be comprehensive and applicable to all funds in the complex and is included in every BlackRock fund prospectus. Although not every element of the policy is applicable to the Fund, the policy has been adopted by the Board of Trustees of the Trust, of which the Fund is only one series. The policy must necessarily be expansive in order to be relevant to all series of the Trust.

Statement of Additional Information

Comment 9: On page I-5 of the Statement of Additional Information in the “Fundamental Investment Restrictions” section, investment restriction 1 covers concentration and states that the

June 29, 2011

Fund “may invest” more than 25% of its total assets in an industry in order to replicate the index. The Staff suggests revising the language to “will invest.”

Response: The Fund declines to make the suggested change. The fundamental investment restriction is the same restriction applicable to all series of the Trust. The “may” language is permissive and is not meant to indicate discretion. In the Fund’s prospectus, the discussion of concentration utilizes the word “will” when discussing the Fund’s strategies. See Comment 4 above.

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The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Trust’s documents.

Please do not hesitate to contact me at (212) 839-5583 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Ellen W. Harris

Ellen W. Harris

cc:	Aaron Wasserman

Ben Archibald

John A. MacKinnon